Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 — Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and such principles have been consistently applied.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the Singapore-registered entities, Hong Kong-registered entities, Macau-registered entities and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used to account for principles of consolidation, revenue recognition, contingencies, allowance for credit loss of account receivable, impairment of long-lived assets, realization of deferred tax assets and valuation and recognition of share-based compensation expenses.

Foreign currency translation and transaction

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiaries in Singapore, Macau and PRC generally use their respective currencies as their functional currencies.

The financial statements of the Company and its subsidiaries, other than subsidiaries with functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ equity. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive income as other comprehensive income or loss.

For the Company’s main operating subsidiary in Macau, except for the shareholders’ equity, the balance sheet accounts on September 30, 2025, 2024 and 2023 were translated at MOP8.0162, MOP8.0081 and MOP8.0652 to $1.00, respectively. The shareholders’ equity accounts were translated at their historical rate. The average translation rates applied to statements of operations for the years ended September 30, 2025, 2024 and 2023 were MOP8.0300, MOP8.0497 and MOP8.0660 to $1.00, respectively. Cash flows were also translated at average translation rates for the periods. Therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash at banks that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value.

Accounts receivable, net

Accounts receivable represent the amounts that the Company has an unconditional right to collection, which are stated at the historical carrying amount net of allowance for doubtful accounts. The Company recognizes revenue when the performance obligation in a contract is satisfied by transferring the control of a promised service to a customer. The Company receives 30% of the contract amount when obligation takes effect and the rest 70% of the amount after control of services transfers when customers sign the acceptance confirmation.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts taking into consideration various factors, including but not limited to, historical collection experience, credit-worthiness of the debtors and the age of the receivables balance. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive income.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3 years
Motor vehicles	4 years
Office equipment, furniture and fixtures	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive (loss) income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances indicate a change in estimates of useful lives. No such events were identified for the years ended September 30, 2025 and 2024.

Impairment for long-lived assets

Long-lived assets, including property and equipment, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of September 30, 2025 and 2024, impairment of long-lived assets was nil.

Leases

From January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date, less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended September 30, 2025, 2024 and 2023.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Deferred offering cost

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred Offering cost represent the incremental costs incurred for the Company’s initial public offering (“IPO”), consisting of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. These costs are deferred and will be deducted from the proceeds of the IPO upon the completion of the IPO. If the offering is aborted, the deferred offering costs must be expensed immediately. As of September 30, 2025, the IPO was completed and the offering cost has been deducted from the proceeds of the IPO and as of September 30, 2024, the deferred IPO costs was $287,095.

Fair value measurement

The Company complies with the requirement of ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, due from/to a related party, other receivables, accounts payables and other payables, approximate the fair value of the respective assets and liabilities as of September 30, 2025 and 2024 owing to their short-term or present value nature or present value of the assets and liabilities. For the years ended September 30, 2025 and 2024, there are no transfers between different levels of inputs used to measure fair value.

Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature. For more information on related party transactions, see Note 11 herein.

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) on October 1, 2020. Accordingly, the consolidated financial statements for the years ended September 30, 2025, 2024 and 2023 are presented under ASC 606. Under ASC 606, revenue is recognized when control of promised services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those services. To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the performance obligation is satisfied. VAT that the Company collects concurrent with revenue-producing activities is excluded from revenue.

The Company follows the requirements of Topic 606-10-55-36 through -40, Revenue from Contracts with Customers, Principal Agent Considerations, in determining the gross versus net revenue recognition for performance obligation(s) in the contract with a customer. Revenue recorded with the Company acting in the capacity of a principal is reported on a gross basis equal to the full amount of consideration to which the Company expects in exchange for the services transferred. Revenue recorded with the Company acting in the capacity of an agent is reported on a net basis, exclusive of any consideration provided to the principal party in the transaction.

The principal versus agent evaluation is a matter of judgment that depends on the facts and circumstances of the arrangement and is dependent on whether the Company controls the services before it is transferred to the customer or whether we are acting as an agent of a third party. This evaluation is performed separately for each performance obligation identified. For the years ended September 30, 2025, 2024 and 2023, there was no revenue recognized on a net basis where the Company is acting as an agent.

The Company’s revenue is primarily derived from the following sources:

Revenue from internet media services

The Company generates revenue from internet media services by providing content promotion services for cooperative brands and project parties, including marketing strategy customization, delivery channel selection, content delivery and other services. The customer continuously consumed economic benefits during the period when the company provided services, so the revenue is recognized over time during the contract period under input method according to the actual placement. During the service period, the customers sign the acceptance confirmation and revenue is recognized in stages corresponding to the work performed and payments received. The Company is the primary obligor and bears the service risk of the content promotion services, the Company provides customized promotion services for customers and has discretion in establishing the price for the service. Therefore, the Company is identified as a principal and recognize the revenue on a gross basis.

Revenue from business planning and consulting services

The Company generates revenue from business planning and consulting services by providing promotional materials, design services and full-case planning services related to industry development for cooperative enterprises. For promotion materials design service, revenue is recognized at a point in time when services are successfully provided (e.g., successfully deliver the promotion material) which is indicated by the customer’s acknowledgement of completion on such service, as the customer neither simultaneously receives the benefits provided by the Company’s performance nor controls an increasingly enhanced asset or an asset with an alternative use to the customer as the Company performs. For full-case planning service, the Company's promise to service to the customer is separately identifiable from other promises in the contract, so revenue is recognized at a point in time when services are successfully provided. The terms of pricing and payment stipulated in the contract are fixed. The Company is the primary obligator, promotion materials design service and full-case planning service related to industry development are highly customized services, the Company bears the service risk of the business planning and consulting services and has discretion in establishing the price for the service. Therefore, the Company is identified as a principal and recognize the revenue on a gross basis.

Revenue from event planning and execution services

The Company generates revenue from event planning and execution services by providing planning services and overall implementation services required for offline activities for relevant cooperative enterprises. For event planning and execution services, revenue is recognized at a point of time when services are successfully provided (e.g., upon successful carryout of an event), which is indicated by the customer’s acknowledgement of completion on such event, activity, online program, or video, as the customer neither simultaneously receives the benefits provided by the Company’s performance nor controls an increasingly enhanced asset or an asset with an alternative use to the customer as the Company performs. Event hosting and event planning and execution are generally short term, which usually take less than three months. As the Company needs to arrange and integrate all components to host or execute an event, which indicates the Company controls the event before transferred to customers, the Company is identified as a principal and recognize the revenue on a gross basis.

Revenue from software customization and marketing services

The Company generates revenue from software customization development and marketing services by providing customers with customized development or standardized marketing systems as a principle. The customer confirms the acceptance based on the progress of customized software development. Therefore, the revenue is recognized gradually within the service period according to the development progress. During the development service period, the customers sign the acceptance confirmation and revenue is recognized in stages corresponding to the work performed and payments received. The Company is the primary obligor and bears the service risk of the software customization and marketing services and has discretion in establishing the price for the service. Therefore, the Company is identified as a principal and recognize the revenue on a gross basis.

Revenue disaggregation

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. The Company’s disaggregation of revenue for the years ended September 30, 2025, 2024 and 2023 are as follows:

	For the years ended September 30,
	2025	2024	2023

Revenue from internet media services	$33,957,640	$18,977,645	$2,082,817
Revenue from business planning and consulting services	1,739,297	977,450	3,736,926
Revenue from event planning and execution services	1,503,576	1,563,977	2,950,094
Revenue from software customization and marketing services	—	—	932,308
Total revenue	$37,200,513	$21,519,072	$9,702,145

	For the years ended September 30,
	2025	2024	2023

Revenue recognized over time	$33,957,640	$18,977,645	$3,015,125
Revenue recognized at a point in time	3,242,873	2,541,427	6,687,020
Total revenue	$37,200,513	$21,519,072	$9,702,145

Contract liabilities

Contract liabilities are recorded when consideration is received from a customer prior to transferring the services to the customer or other conditions under the terms of a sales contract. As of September 30, 2025 and 2024, the Company recorded contract liabilities were $5,207 and $39,958, respectively. Revenue recognized during fiscal 2025 that was included in contract liabilities as of September 30, 2025 was $39,958.

The Company’s activities of contract liabilities for the years ended September 30, 2025 and 2024 are as follows:

	For the years ended September 30,
	2025	2024
Balance at beginning of year	$39,958	$150,158
Deposits received	16,852	240,043
Revenue recognized	(50,642)	(348,464)
Exchange difference	(961)	(1,779)
Balance at end of year	$5,207	$39,958

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company’s revenue segments have similar economic characteristics and they are managed as a single business unit. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that there is only one reportable operating segment.

Cost of revenue

Cost of revenue consists primarily of the cost of materials, direct labor cost and other related expenses that are directly attributable to the Company’s principal operations.

Selling expenses

Selling expenses consist primarily of staff costs, promotion expenses and other related incidental expenses that are incurred to conduct the Company’s sales and marketing activities.

General and administrative expenses

General and administrative expenses consist primarily of salaries, and other expenses not specifically dedicated to selling activities, depreciation of property and equipment, amortization of operating leasing assets, legal and professional services fees, rental and other general corporate related expenses.

Share-based compensation

The Company applies ASC 718 (“ASC 718”), Compensation - Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718 -10, the share-based payment transactions with employees and non-employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period. Unrestricted stock awards are fully vested upon issuance, and compensation expense is recognized equal to the fair value of the award on the grant date. The fair value of unrestricted stock is determined based on the closing market price of the Company’s common stock on the grant date.

Statutory reserves

Pursuant to the laws applicable to the PRC, the PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund.” Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (the “PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under the PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss.

As of September 30, 2025 and 2024, the balances of the required statutory reserve was $100 and nil, respectively.

Value-added taxes

Revenue represents the invoiced value of services, net of VAT. The VAT is based on gross sales price and VAT rates range up to 6%. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, Accounting for Uncertainty in Income Taxes, prescribe a more-likely-than-not threshold for the consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company believes there were no uncertain tax positions on September 30, 2025 and 2024, respectively.

The Company’s subsidiaries in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances. As of September 30, 2025, the tax years for the Company’s subsidiaries in the PRC remain open for statutory examination by PRC tax authorities. There were no ongoing examinations by tax authorities as of September 30, 2025 and 2024.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase in equity of the Company during a given period due to transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income (Loss), requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) included net income and foreign currency translation adjustments that are presented in the consolidated statements of comprehensive income (loss).

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of September 30, 2025, 2024 and 2023, there was no dilution impact.

Concentration of credit risks

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of September 30, 2025, 2024 and 2023, the aggregate amounts of $251,336, $57,716 and $104,329, respectively, were deposited at financial institutions. In the event of a bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and demand deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivable is typically unsecured and derived from revenue earned from customers in Singapore and the PRC, including Macau, and as such, are exposed to credit risk and concentration risk. The credit risk is mitigated by credit evaluations which the Company performs with respect to its customers and by its ongoing monitoring process of outstanding balances. The Company maintains an allowance for the doubtful accounts, and the actual losses have generally been within the Company’s management’s expectations. The loss of, or a material reduction in orders from customers would materially and adversely affect our results of operations and financial condition. Refer to major customers and supplying channels below for detail.

Currency convertibility risk

Some of the Company’s operating activities are settled in Renminbi (“RMB”), which are not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of September 30, 2025, cash and cash equivalents of $9,969 were deposited in financial institutions in the PRC, and each bank account is insured by the PRC government with the maximum limit of RMB500,000 (equivalent $68,500). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

Interest rate risk

The Company's exposure on fair value interest rate risk mainly arises from its fixed deposits with banks. It also has exposure on cash flow interest rate risk which is mainly arising from its deposits with banks.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by the Company, such as cash and cash equivalents and restricted cash, as of September 30, 2025 and 2024, the Company is not exposed to significant interest rate risk as the interest rates of cash at banks are not expected to change significantly.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued and has evaluated all other pronouncements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In September 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The Board is issuing the amendments in this Update to enhance the transparency and decision usefulness of income tax disclosures. Investors currently rely on the rate reconciliation table and other disclosures, including total income taxes paid, to evaluate income tax risks and opportunities. While investors find these disclosures helpful, they suggested possible enhancements to better (1) understand an entity’s exposure to potential changes in jurisdictional tax legislation and the ensuing risks and opportunities, (2) assess income tax information that affects cash flow forecasts and capital allocation decisions, and (3) identify potential opportunities to increase future cash flows. The Board decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2024.

In November 2024, the FASB released ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-04 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business entity shall apply ASU 2024-04 prospectively to financial statements issued for current period and all comparative periods. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its financial statements.

In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU amends the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Company is currently evaluating the impact of this ASU on its financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. The Company believes the future adoption of this ASU is not expected to have a material impact on its financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Company is currently evaluating the impact of this ASU on its financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss in these notes to its financial statements recent standards that are not anticipated to have an impact on, or are unrelated to, its consolidated financial condition, results of operations, or cash flows or disclosures.